Major Vendors	6 Months Ended
Jun. 30, 2020
Major Vendors [Abstract]
Major Vendors

NOTE 16 - Major Vendors

The Company has two major vendors, each of which represents 10% or more of the total purchases of the Company for 2019 and 2018. Purchase from and accounts payable balance to vendors for the years ended and as of December 31, 2019 and 2018 were approximately as follows:

	Purchase		Accounts Payable
Vendor	2019	2018	2019	2018
A	$2,143,550	$895,014	$658,200	$382,974
B	1,587,222	1,650,000	254,529	1,650,000
Total	$3,730,772	$2,545,014	$912,729	$2,032,974